Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2019 Payment_portion Annuity period	Dec. 31, 2018	Dec. 31, 2017 period	Dec. 31, 2015
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Variable renumeration deferred payment, number of annuities | Annuity	3
Deferred variable compensation plan linked to multiannual objectives
Related party transactions key personnel
Deferred percentage	60.00%			60.00%
Variable Remuneration or bonus deferral period	5 years		5 years	5 years
Number of trading sessions | period			15
Number of payment portions | Payment_portion	5
Variable renumeration deferred payment, number of annuities | Annuity	3
Percentage paid in cash	50.00%	50.00%
Percentage paid in shares	50.00%	50.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Other directors
Related party transactions key personnel
Variable Remuneration or bonus deferral period	3 years
Deferred conditional variable remuneration plan
Related party transactions key personnel
Deferred percentage				60.00%
Variable Remuneration or bonus deferral period				5 years
Deferred conditional variable remuneration plan | Directors
Related party transactions key personnel
Number of trading sessions | period	15
Deferred conditional variable renumeration plans up to 2014
Related party transactions key personnel
Variable Remuneration or bonus deferral period				3 years
Deferred conditional variable renumeration plans up to 2014 | Directors
Related party transactions key personnel
Percentage of plan accrued	33.00%
Deferred conditional variable renumeration plan after 2014 | Directors
Related party transactions key personnel
Percentage of plan accrued	20.00%